Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Accumulated Results [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2022	$ 1,801,024	$ 2,216,733	$ (46,805)	$ (1,131,283)	$ 729,092	$ 1,767,737	$ 33,287
Balance, beginning of period (in shares) at Dec. 31, 2022								102,182,841
Capital increase (Note 16)	151,978	151,978	0	0	0	151,978	0
Capital increase (Note 16) (in shares)								72,370,286
Recycling of surplus from property revaluation	0	0	0	29,158	(29,158)	0	0
Net income for the year	15,458	0	0	20,191	0	20,191	(4,733)
Other comprehensive income	5,917	0	0	0	5,917	5,917	0
Comprehensive income for the year	21,375					26,108	(4,733)
Balance, end of period at Dec. 31, 2023	1,974,377	2,368,711	(46,805)	(1,081,934)	705,851	1,945,823	28,554
Balance, end of period (in shares) at Dec. 31, 2023								174,553,127
Recycling of surplus from property revaluation	0	0	0	28,030	(28,030)	0	0
Net income for the year	114,795	0	0	114,486	0	114,486	309
Other comprehensive income	19,268	0	0	0	19,268	19,268	0
Comprehensive income for the year	134,063					133,754	309
Balance, end of period at Dec. 31, 2024	$ 2,108,440	2,368,711	(46,805)	(939,418)	697,089	2,079,577	28,863
Balance, end of period (in shares) at Dec. 31, 2024	174,553,127							174,553,127
Recycling of surplus from property revaluation	$ 0	0	0	27,567	(27,567)	0	0
Net income for the year	309,492	0	0	309,712	0	309,712	(220)
Other comprehensive income	37	0	0	0	37	37	0
Comprehensive income for the year	309,529					309,749	(220)
Balance, end of period at Dec. 31, 2025	$ 2,417,969	$ 2,368,711	$ (46,805)	$ (602,139)	$ 669,559	$ 2,389,326	$ 28,643
Balance, end of period (in shares) at Dec. 31, 2025	174,553,127							174,553,127